Hotel Dispositions, Land Sale, Impairment Charges and Insurance Recoveries (Land Sale Narrative) (Details) - Disposal Group, Disposed of by Sale, Not Discontinued Operations $ in Thousands		12 Months Ended
	Oct. 10, 2019 USD ($) a	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2019 a
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of assets and hotel properties		$ 6,072	$ 475	$ 14,030
Parking Lot Adjacent to Hilton St. Petersburg Bayfront Hotel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Area of real estate | a	1.65				1.65
Consideration of property sold	$ 20,637
Gain (loss) on sale of assets and hotel properties		$ 19,400
Extinguishment of debt	$ 8,000